Note 6 - Stockholders' Equity - Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nonvested, Balance (in shares)	941	759	450
Nonvested, Balance (in dollars per share)	$ 17.38	$ 14.44	$ 7.97
Granted (in shares)	720	569	562
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 15.92	$ 19.42	$ 18.25
Vested (in shares)	(453)	(350)	(217)
Vested (in dollars per share)	$ 15.97	$ 14.43	$ 11.01
Forfeited (in shares)	(42)	(37)	(36)
Forfeited (in dollars per share)	$ 17.27	$ 18	$ 11.08
Nonvested, Balance (in shares)	1,166	941	759
Nonvested, Balance (in dollars per share)	$ 17.03	$ 17.38	$ 14.44